INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Expected tax at statutory rates	35.00%	21.00%	21.00%
Valuation allowance		$ 27,948,394	$ 22,215,116
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards		47,264,135
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		$ 65,785,385
Colorado State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards				$ 61,608,152
Virginia State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards				$ 73,538,544